STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Outstanding Unvested RSUs and MSUs
Unvested RSUs and MSUs outstanding at December 31, 2020 and changes during the period ended December 31, 2020 are as follows:

	RSUs		MSUs
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Unvested on June 30, 2020, the date of the MTCH Separation	421	$48.13	347	$44.76
Granted	1,121	128.82	—	—
Vested	(26)	64.52	(347)	44.76
Forfeited	(13)	94.17	—	—
Unvested at December 31, 2020	1,503	$107.62	—	$—

Schedule of Changes in Outstanding Stock Options	Stock options outstanding at December 31, 2020 and changes during the period ended December 31, 2020 are as follows:

	December 31, 2020
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Old IAC options converted into IAC options on June 30, 2020, the date of the MTCH Separation	4,498	$20.08
Granted	—	—
Exercised	(587)	13.46
Forfeited	—	—
Expired	(2)	14.05
Options outstanding at December 31, 2020	3,909	$21.08	4.9	$657,704
Options exercisable	3,909	$21.08	4.9	$657,704

Schedule of Information for Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2020:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2020	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2020	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price
	(Shares in thousands)
Less than $20.00	1,060	4.7	$14.21	1,060	4.7	$14.21
$20.01 to $30.00	2,765	4.9	22.96	2,765	4.9	22.96
$30.01 to $40.00	4	6.6	31.82	4	6.6	31.82
$40.01 to $50.00	80	7.2	46.61	80	7.2	46.61
	3,909	4.9	$21.08	3,909	4.9	$21.08